JAMES ADVANTAGE FUNDS

1290 Broadway, Suite 1100

Denver, CO 80203

April 26, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: James Advantage Funds

File No. 811-08411

Preliminary Proxy Statement on Schedule 14A

To Whom It May Concern:

On behalf of James Advantage Funds (the “Trust”), attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the “1934 Act”) are the preliminary proxy statement, form of proxy and other soliciting materials (the “Proxy Materials”) relating to a special meeting of the shareholders of the Trust to be held on June 27, 2019. The Trust estimates that copies of the Proxy Materials will be released to shareholders of the Trust on or around May 7, 2019.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, at (303) 892-7381.

Sincerely,

/s/ Brian Shepardson

Brian Shepardson

Secretary

James Advantage Funds

Enclosure

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP